Property, plant and equipment (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Property, plant and equipment (Expressed in Canadian $000's except per share amounts) [Text Block]
5.	Property, plant and equipment

Property, plant and equipment consist of the following:

	Oil and gas
	properties	Other	Total
Net book value, September 30, 2011	$64,406	$71	$64,477
Additions	13,331	24	13,355
Impairment expense	(23,162)	-	(23,162)
Depreciation	(177)	(28)	(205)
Net book value, September 30, 2012	$54,398	$67	$54,465
Additions	2,487	-	2,487
Disposals	-	(24)	(24)
Impairment	(264)	-	(264
Depreciation	(25)	(3)	(28)
Net book value, September 30, 2013	56,596	40	56,636

On January 31, 2011, Zodiac acquired, through farm in, a 75% working interest in approximately 21,500 ( 16,000 net) acres located in Kings and Kern Counties in California (the “Panther acreage”) for total consideration of US$8,422. The transaction included the payment of US$5,614 in cash, the issuance of 2,700,018 shares with a deemed value of US$1,871 and provision of a work credit in respect of future cash calls made by Zodiac of US$936. In order to earn the initial 8,000 acres of this land, the Company was required to have drilled a well to evaluate the Monterey formation prior to January 1, 2013. Zodiac elected not to drill the first well which was required to be drilled by January 1, 2013 and as a result, relinquished approximately 8,000 acres to the farmor. In order to earn the remaining approximate 8,000 acres, Zodiac is required to drill a well to evaluate the Kreyenhagen formation prior to January 1, 2014. In the event Zodiac does not elect to drill the well prior to January 1, 2014, the remaining approximate 8,000 acres would revert to the farmor.

On October 23, 2012, the Company entered into a farmout agreement (“Farmout Agreement”) with Aera Energy LLC (“Aera”), whereby Aera acquired the right to earn a 50% interest in approximately 19,600 net acres of the Company’s lands located in Kings County (“Farmout Lands”). The Farmout Agreement is comprised of two phases whereby Aera is required to pay 100% of the costs of drilling a vertical well and a horizontal well in each phase. Upon fulfillment of the drilling commitments in Phase 1, Aera will earn a 50% interest in approximately 9,800 acres of the Farmout Lands. Upon fulfillment of the drilling commitments in Phase 2, Aera will earn a 50% interest in approximately 9,800 acres of the Farmout Lands. Drilling in Phase 1 was required to commence no later than June 2013 and on February 5, 2013, Aera spud the initial vertical well under Phase 1. The initial vertical well has since been drilled to its final vertical depth and remains on tight-hole status. The Company will retain a carried working interest of 12.5% (before payout) and 25% (after payout) in the earning wells. Upon Aera’s fulfillment of its earning obligations under each Phase of the Farmout Agreement, the Company will elect into either a 50% working interest or a 3% overriding royalty in the Farmout Lands.

During the year ended September 30, 2013, the Company capitalized $26 (September 30, 2012 - $107, September 30, 2011 - $1,510) of general and administrative expenditures and stock-based compensation costs attributable to employees and consultants directly engaged in exploration activities.

At September 30, 2013, the balance of the oil and gas properties related to unproven properties, and the Company has not commenced principal operations, accordingly there has been no depletion or depreciation recorded against the oil and gas properties.

During the year ended September 30, 2012, the Company recognized an impairment charge of $23,162 on its California assets. This impairment relates to an asset (land and drilling costs) whose lease was allowed to lapse as it was determined that it was not in the Company’s best interest to continue to explore and develop that specific area. During the year ended September 30, 2011, the Company recognized an impairment charge of $8,472 on its Nova Scotia assets. In determining the impairment charge for these assets, the Company considered (among others) the following factors: intent to drill by the operator of the Windsor Basin project; remaining lease term; geological and geophysical evaluations; and drilling results. The operator has since begun reclamation activities on the assets in question and the Company expects settlement of the liability within the year.

During the year ended September 30, 2013, the Company recognized an impairment charge of $264 on its inventory. The impairment relates to a revaluation of the assets at year-end.